Accounts receivable, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Long-term receivables		$ 4,000
Face value		5,000.0
Unbilled revenue	$ 15,000.0	$ 113,000.0